FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2013
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
15.  FINANCIAL INSTRUMENTS

Fair Values
The carrying value and estimate fair value of the Company's financial instruments at December 31, 2013 and 2012 are as follows:

	2013	2013	2012	2012
(in thousands of $)	Fair Value	Carrying Value	Fair Value	Carrying Value
Financial assets:
Restricted cash and investments	26,730	26,730	35,268	35,268
Financial liabilities:
Term Notes	35,683	42,015	38,980	46,350

The estimated fair value of financial assets and liabilities are as follows:

	2013
(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Restricted cash and investments	26,730	26,730	—	—
Financial liabilities:
Term Notes	35,683	—	35,683	—

	2012
(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Restricted cash and investments	35,268	35,268	—	—
Financial liabilities:
Term Notes	38,980	—	38,980	—

The following methods and assumptions were used to estimate the fair value of each class of financial instrument;

Restricted cash and investments – the carrying value is a reasonable estimate of fair value.

Term Notes – the estimated fair value of the 8.04% First Preferred Mortgage Term Notes is based on the market price achieved in the last significant trading of the Notes (level two per ASC Topic 820).

Concentrations of risk
The Company has no sources for the payment of the principal of, and the interest on, the Term Notes except for the restricted cash and investment accounts held by the Trustee. Accordingly, the Company's ability to pay debt service on the Term Notes is wholly dependent upon its financial condition, results of operation and cash flows from the Vessel's operation. All of the Term Notes are secured by assets cross-collateralized with the assets of IOM I-A.

There is a concentration of credit risk with respect to restricted cash and investments to the extent that all of the amounts are held by Bank of New York Mellon.

In 2013, four customers (2012: one customer, 2011: one customer) each accounted for 10 percent or more of freight revenues.